Note 7 - Income Tax - Reconciliation of Deferred Taxes by Type of Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	$ (7,626)	$ (1,679)
Income (expense) recognized in the Statement of Operations	2,016	(6,884)
Expense recognized in the Statement of Comprehensive Income	88	(55)
Deferred tax benefit recognized in equity	(2,105)	993
Net deferred tax asset (liability), balance	(7,627)	(7,626)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	(1,226)	(38)
Income (expense) recognized in the Statement of Operations	(644)	(1,188)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	(1,870)	(1,226)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	(19,410)	(19,978)
Income (expense) recognized in the Statement of Operations	568	568
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	(18,842)	(19,410)
Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	21	367
Income (expense) recognized in the Statement of Operations	(25)	(346)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	(4)	21
Share-based remuneration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	4,686	4,094
Income (expense) recognized in the Statement of Operations	2,133	(401)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	(2,105)	993
Net deferred tax asset (liability), balance	4,714	4,686
Intra-group interest expenses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	6,151	7,648
Income (expense) recognized in the Statement of Operations	(864)	(1,497)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	5,287	6,151
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	1,166	5,247
Income (expense) recognized in the Statement of Operations	587	(4,081)
Expense recognized in the Statement of Comprehensive Income	0	0
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	1,753	1,166
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability), balance	985	979
Income (expense) recognized in the Statement of Operations	262	61
Expense recognized in the Statement of Comprehensive Income	88	(55)
Deferred tax benefit recognized in equity	0	0
Net deferred tax asset (liability), balance	$ 1,335	$ 985